SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Indefinite-lived intangible assets	$ 6,321	$ 7,604	$ 9,318
Total	10,582	10,582
Less: Accumulated amortization	(4,261)	(2,978)
Intangible assets, net	6,321	7,604
Internet Domain Names [Member]
Accounting Policies [Line Items]
Indefinite-lived intangible assets	2,000	2,000
Computer Software, Intangible Asset [Member]
Accounting Policies [Line Items]
Finite-lived intangible assets, gross	7,560	7,560
Facilities Manager's Package Online [Member]
Accounting Policies [Line Items]
Finite-lived intangible assets, gross	$ 1,022	$ 1,022